CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 2,952	$ 404
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Provision for loan losses	406	704
Depreciation and amortization of bank premises, equipment and software	461	441
Accretion of loan fair value adjustments related to acquisition	(6)	(7)
Net amortization of bond premiums/discounts	139	144
Accretion of long term subordinated debt issuance costs	77	71
Unrealized gain on equity securities	10	0
Amortization of core deposit intangible	33	44
Stock compensation expense	1	24
Increase in value of life insurance contracts	(196)	(199)
Net losses and impairment write-downs on foreclosed assets	334	219
Deferred tax provision	577	1,373
(Decrease)/increase in other assets	(363)	109
Increase in accrued interest receivable	(181)	(133)
Increase in accrued interest payable	129	5
Increase in other liabilities	208	112
Net cash and cash equivalents provided by operating activities	4,581	3,311
Cash flows from investing activities
Net increase in loans	(46,242)	(41,198)
Proceeds from sale of foreclosed assets	916	523
Net purchases of bank premises, equipment and software	(88)	(519)
Purchase of Bank owned life insurance	0	(5,500)
Purchase of available-for-sale securities	(5,450)	(8,918)
Proceeds from maturities, calls and pay-downs of available for sale securities	3,497	4,166
(Decrease)/increase in Federal Home Loan Bank stock	291	(399)
Net cash and cash equivalents used in investing activities	(47,076)	(51,845)
Cash flows from financing activities
Increase in deposits	54,496	21,988
(Decrease)/increase in Federal Home Loan Bank advances	(7,500)	9,500
Payment of capital lease obligation	(66)	(61)
Issuance of long term debt	3,000	0
Repayment of long term debt	(3,000)	0
Net proceeds from stock option exercises	14	14
Net proceeds from issuance of common stock	18,435	0
Net cash and cash equivalents provided by financing activities	65,379	31,441
Net (decrease) increase in cash and cash equivalents	22,884	(17,093)
Cash and cash equivalents, beginning	9,056	26,149
Cash and cash equivalents, ending	31,940	9,056
Supplemental disclosure of cash flow information
Cash paid during the period for taxes	876	15
Cash paid during the period for interest	4,495	3,474
Noncash financing and investing activities
Unrealized loss on investment securities available-for-sale, net	(260)	(356)
Transfer of loans to foreclosed assets	$ 1,618	$ 520